Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Aggregate amortization for finite-lived intangible assets	¥ 78,455	¥ 82,762	¥ 46,175